Earnings (Losses) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator for basic and diluted net earnings (losses) per share:
Net income (loss)	$ (2,015)	$ 828	$ 4,725
Weighted average shares outstanding, net of treasury stock:
Denominator for basic net earnings (losses) per share	33,574,147	30,562,255	24,633,369
Effect of dilutive securities:
Employee share options		1,170,277	1,825,215
Denominator for diluted net earnings (losses) per share	33,574,147	31,732,532	26,458,584
Basic net earnings (losses) per share	$ (0.06)	$ 0.03	$ 0.19
Diluted net earnings (losses) per share	$ (0.06)	$ 0.03	$ 0.18